Summary of significant accounting policies - Advertising (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Advertising and marketing costs	$ 490,980	$ 452,765	$ 2,709,488	$ 1,831,526	$ 1,926,172